Expense Example, No Redemption (Vanguard Total World Stock Index Fund ETF)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217